Deposits and other borrowings	6 Months Ended
Mar. 31, 2023
Deposits and other borrowings
Deposits and other borrowings

Note 11. Deposits and other borrowings[1]

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Australia
Certificates of deposit	32,227	30,507	27,048	6	19
Non-interest bearing, repayable at call	54,967	55,180	54,829	-	-
Other interest bearing at call	349,419	352,544	361,609	(1)	(3)
Other interest bearing term	140,704	127,921	104,865	10	34
Total Australia	577,317	566,152	548,351	2	5
New Zealand
Certificates of deposit	2,618	2,588	2,783	1	(6)
Non-interest bearing, repayable at call	12,251	12,674	14,706	(3)	(17)
Other interest bearing at call	28,395	27,517	30,188	3	(6)
Other interest bearing term	34,057	28,423	27,945	20	22
Total New Zealand	77,321	71,202	75,622	9	2
Other overseas
Certificates of deposit	13,922	13,200	14,903	5	(7)
Non-interest bearing, repayable at call	1,340	1,178	1,008	14	33
Other interest bearing at call	2,047	1,883	1,696	9	21
Other interest bearing term	4,405	5,514	4,026	(20)	9
Total other overseas	21,714	21,775	21,633	-	-
Total deposits and other borrowings	676,352	659,129	645,606	3	5

1.	Non-interest bearing relates to instruments which do not carry a rate of interest.